UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.

Three Canal Plaza, Suite 600
Portland, Maine 04101

T. Gibbs Kane, Jr., President
8 Sound Shore Drive
Greenwich, Connecticut 06830

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 – June 30, 2020

Item 1.  Reports to Stockholders.

June 30, 2020
Dear Investor:
The Sound Shore Fund Investor Class (SSHFX) and Institutional Class (SSHVX) advanced 17.52% and 17.57%, respectively, in the second quarter of 2020, finishing ahead of the Russell 1000 Value Index (Russell Value) which was up 14.29% and trailing the Standard & Poor’s 500 Index (S&P 500) which was up 20.54%. As long term investors, we are proud to highlight that Sound
Shore’s 20-year annualized returns of 6.67% and 6.88%, for SSHFX and SSHVX, respectively, were ahead of the Russell Value at 6.32% and the S&P 500 at 5.91%.
We are required by FINRA to say that: Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance, please visit the Fund’s website at www.soundshorefund.com.
Global equities rebounded strongly in the second quarter of 2020 after a swift decline in the first quarter due to the COVID-19 pandemic.  Investors were encouraged that unprecedented stimulus from major central banks — nearing $5 trillion in aggregate
— combined with economic “re-openings” would lead to a recovery from the current recession.  It was notable that, despite all the monetary and fiscal stimulus, government treasury rates stabilized in the US, Europe, and Japan after the brief March fall.
Sound Shore’s contrarian investment philosophy has always focused on finding attractively valued companies with internally driven earnings that can drive value for years to come.  Our long-term investment process looks forward to assess where a company’s normal earning power will be.  Developing a view on what normalized earnings power will be is highly uncertain under the current circumstances. However it is not unusual for Sound Shore to operate in this environment. In fact, it is often periods of uncertainty which create the best opportunities for our strategy. This leads us to stocks with management teams employing strategies that are durable and have sustainable businesses we want to partner with in our portfolio.  The ability to have a long-term view is increasingly rare, but will likely determine our success.
It is important to note the market dynamics leading up to the volatility of the first six months of 2020.  In previous letters we have communicated how narrow the market has been in the last few years.  To provide perspective, in the three years ended
June 30, 2020, the top ten performing stocks in the Russell Value contributed more than 100% of the 3-year benchmark return.
Ten stocks…over three years.  Though the market’s recovery this quarter appeared broad at the sector level, there were many companies that were left behind, as is often the case.  A late cycle market led by a few stocks, which then suffers a broad decline as a recession begins, is not a new phenomenon.  But, this cycle has been a big one.  Market volatility is likely to continue as the path of the pandemic will drive sentiment.  Meanwhile, we will be searching to buy great companies at attractive prices.
Aptiv, one of our strongest second quarter contributors, provides a great case study.  Formerly Delphi Automotive, Aptiv is a global technology supplier to the automotive sector.  The company makes electrical and active safety solutions for legacy vehicles as well as for the electric and automated cars of the future.  We initiated our position in Aptiv during the market sell-off in March 2020 when the stock pulled back more than 60%.  Our investment team has been following the company for a number of years and, given the opportunity to add the name at less than ten times normalized earnings, we acted quickly.  Aptiv is a
THREE CANAL PLAZA, PORTLAND, ME 04101 1-800-551-1980

technology-driven business with excellent growth prospects.  As global auto demand recovers, Aptiv’s content per vehicle will likely continue to increase.  The investment is off to a good start and in spite of the stock’s rapid recovery, we see the potential for further significant upside.
Several of our financial holdings also performed well in the quarter. For example, SVB Financial, a specialty bank in Silicon
Valley, gained over 40%.  We believe the company should continue to generate outsized growth and returns, focusing on the innovation economy globally.  Similarly, newer addition Blackstone, a leading alternative asset manager, was higher as it continued to grow net new assets.  We were able to purchase the stock an attractive eleven times earnings with a 3% dividend.
Meanwhile, property and casualty insurer Alleghany was among our detractors.  Alleghany is a conservatively run insurer that should benefit from stronger property and casualty pricing.  We initiated a position in the first half of 2020 at an attractive one times book value.  The company has grown book value per share at 8% per year over the past decade.  The ultimate claims liability due to COVID-19 will not be known for a few quarters and has held back some of the industry from participating in the recent rally.  Given its strong franchise and balance sheet, we believe the prospect for the company to create value and realize multiple appreciation makes Alleghany an attractive risk/reward opportunity.
Mark Twain is credited with having proclaimed, “History doesn’t repeat itself, but it does rhyme.”  While every market cycle is different, looking back to the post-financial crisis period, we see similar opportunities to buy great businesses at attractive prices.
It is notable that during that period we were able to purchase Microsoft at ten times earnings.  At the time, Street consensus felt management was ineffective.  They had missed the consumer market, social media, mobile and their core, on-premise software franchise was at risk as cloud adoption was ramping up.  Sound Shore’s contrarian view was that Microsoft’s enterprise software unit was being extremely well run, by current CEO Satya Nadella, and was beginning to take market share.  Microsoft turned out to be an incredible long-term investment for our investors.  With a tear in our eye we recently sold our position as we believe
Microsoft’s valuation reflects most of its ample future growth prospects.
Against this backdrop of a highly concentrated, fairly valued market, we believe our portfolio, with an average twelve month forward P/E ratio of 15 times, has ample room to run.  Even more important is what the P/E for our portfolio will be, based on earnings after the recession. It is likely to be significantly cheaper on earnings power out a year or two more. The table below highlights a sample of holdings at reasonable valuations that are driving change in their industry to create value.

After a strong recovery in the most recent quarter, the broad indices could mark time for a bit. Wall Street pundits will have much to debate through year end, including COVID-19 developments and US elections.  Never ones to predict, we remain focused on our bottom up investment process, which continues to find compelling opportunities at attractive prices.
Many thanks as always for your investment alongside ours.
Sincerely,
SOUND SHORE FUND
Harry Burn, III
John P. DeGulis
T. Gibbs Kane, Jr.
Co-Portfolio Managers
Important Information
Performance data quoted represents past performance and is no guarantee of future results. The Fund’s Investor Class 1, 5, and 10-year average annual total returns for the period ended June 30, 2020 were -12.20%, 2.44%, and 9.48%, respectively. The Fund’s Institutional Class 1, 5, and
10-year average annual total returns for the same period were -12.05%, 2.61%, and 9.67%, respectively. Fund returns assume the reinvestment of all dividend and capital gain distributions. As stated in the current prospectus, the total annual operating expense ratio (gross) is 0.91% for the
Investor Class and 0.82% for the Institutional Class. The net expense ratio for the Institutional Class is 0.75% pursuant to an expense limitation agreement between the Adviser and the Fund. This agreement is in effect until at least May 1, 2021. The performance for the Institutional Class prior to its inception on 12/9/13 is based on the performance of the Investor Class, adjusted to reflect the lower expense ratio of the Institutional Class
(net of expense reimbursements). The fund recently experienced significant negative short-term performance due to market volatility associated with the COVID-19 pandemic.

The Standard & Poor’s 500 Index is an unmanaged index representing the average performance of 500 widely held, publicly traded, large capitalization stocks. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. It is not possible to invest directly in an Index.
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. Mid Cap Risk: Securities of medium sized companies may be more volatile and more difficult to liquidate during market downturns than securities of large, more widely traded companies. Foreign
Securities Risk: The Fund may invest in foreign securities primarily in the form of American Depositary Receipts. Investing in the securities of foreign issuers also involves certain special risks, which are not typically associated with investing in U.S. dollar-denominated securities or quoted securities of U.S. issuers including increased risks of adverse issuer, political, regulatory, market or economic developments, changes in currency rates and in exchange control regulations. The Fund is also subject to other risks, including, but not limited to, risks associated with value investing.
The views in this letter were those of the Fund managers as of 6/30/20 and may not necessarily reflect their views on the date this letter is first published or anytime thereafter.

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
See Notes to Financial Statements.
Sector Weightings
(a)
(as of June 30, 2020)
as a percentage of Net Assets (Unaudited)
Share
Amount Value
Common Stock (97.3%)
(a)
Communication Services ( 7.7% )
Alphabet, Inc., Class A
(b)
14,065 $ 19,944,873
Comcast Corp., Class A 985,300 38,406,994
Verizon Communications, Inc. 374,400 20,640,672
78,992,539
Consumer Discretionary ( 10.4% )
Aptiv PLC 288,550 22,483,816
Booking Holdings, Inc.
(b)
6,320 10,063,589
Lennar Corp., Class A 418,450 25,784,889
Magna International, Inc. 461,550 20,552,821
Whirlpool Corp. 218,500 28,302,305
107,187,420

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
See Notes to Financial Statements.
Share
Amount Value
Consumer Staples ( 4.3% )
Mondelez International, Inc., Class A 448,250 $ 22,919,023
Walmart, Inc. 174,450 20,895,621
43,814,644
Energy ( 2.3% )
Cabot Oil & Gas Corp. 1,347,450 23,149,191
Financials ( 27.9% )
Alleghany Corp.
(b)
59,785 29,243,235
Bank of America Corp. 1,605,000 38,118,750
Berkshire Hathaway, Inc., Class B
(b)
183,200 32,703,032
Capital One Financial Corp. 528,150 33,056,908
Chubb, Ltd. 213,700 27,058,694
Citigroup, Inc. 759,300 38,800,230
Morgan Stanley 733,300 35,418,390
SVB Financial Group
(b)
162,950 35,120,614
The Blackstone Group, Inc., Class A 307,150 17,403,119
286,922,972
Health Care ( 25.2% )
Cigna Corp. 132,200 24,807,330
Dentsply Sirona, Inc. 447,650 19,723,459
Elanco Animal Health, Inc.
(b)
1,288,400 27,636,180
Henry Schein, Inc.
(b)
450,000 26,275,500
Merck & Co., Inc. 468,800 36,252,304
Perrigo Co. PLC 796,400 44,017,028
Pfizer, Inc. 1,012,950 33,123,465
Thermo Fisher Scientific, Inc. 56,550 20,490,327
UnitedHealth Group, Inc. 89,300 26,339,035
258,664,628
Industrials ( 7.6% )
Eaton Corp. PLC 316,650 27,700,542
Sensata Technologies Holding PLC
(b)
741,550 27,607,907
Westinghouse Air Brake Technologies Corp. 391,000 22,509,870
77,818,319

See Notes to Financial Statements.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
June 30, 2020
Share
Amount Value
Information Technology ( 11.9% )
Applied Materials, Inc. 409,800 $ 24,772,410
Lam Research Corp. 89,950 29,095,227
NXP Semiconductors NV 203,950 23,258,458
Oracle Corp. 815,750 45,086,502
122,212,597
Total Common Stock (97.3%) (cost $834,976,823) 998,762,310
Short-Term Investments (6.6%)
Money Market Fund ( 6.6% )
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 0.06%
(c)
67,426,401 67,426,401
Total Short-Term Investments (6.6%) (cost $67,426,401) 67,426,401
Investments, at value (103.9%) (cost $902,403,224) $ 1,066,188,711
Other Liabilities Less Assets (-3.9%) (39,739,310)
Net Assets (100.0%) $ 1,026,449,401
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s institutional class shares 30-day yield as of June 30, 2020.
PLC Public Limited Company

Sound Shore Fund, Inc.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020
See Notes to Financial Statements.
16
ASSETS
Investments, at value (Cost $902,403,224) $ 1,066,188,711
Receivables:
Capital shares sold 186,978
Investment securities sold 1,156,999
Dividends 1,018,159
Foreign tax reclaims 91,136
Prepaid expenses 47,606
Total Assets
1,068,689,589
LIABILITIES
Payables:
Capital shares redeemed 31,295,443
Investments purchased 10,221,750
Accrued liabilities:
Advisory fees 612,534
Administrator fees 9,290
Transfer agent fees and expenses 49,637
Custodian fees 12,907
Compliance and Treasurer Services fees and expenses 2,127
Professional fees 24,265
Other accrued liabilities 12,235
Total Liabilities
42,240,188
Net Assets
$ 1,026,449,401
COMPONENTS OF NET ASSETS
Common stock, at Par Value $ 29,175
Paid-in Capital 899,352,846
Distributable earnings 127,067,380
Net Assets
$ 1,026,449,401
NET ASSET VALUE
Net Assets - Investor Class Shares $ 584,975,613
Shares Outstanding - Investor Class (100,000,000 shares authorized, par value $0.001) 16,668,877
Net Asset Value (offering & redemption price per share) - Investor Class Shares $ 35.09
Net Assets - Institutional Class Shares $ 441,473,788
Shares Outstanding - Institutional Class (100,000,000 shares authorized, par value $0.001) 12,505,796
Net Asset Value (offering & redemption price per share) - Institutional Class Shares $ 35.30

Sound Shore Fund, Inc.
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2020
See Notes to Financial Statements.
INVESTMENT INCOME
Income:
Dividend income
(net of foreign withholding taxes of $257,776)
$ 11,798,892
Total Income
11,798,892
Expenses:
Advisory fees (Note 3 ) 4,439,494
Administrator fees 80,522
Transfer agent fees and expenses - Investor Class Shares 332,280
Transfer agent fees and expenses - Institutional Class Shares 17,357
Custodian fees 41,282
Compliance and Treasurer Services fees and expenses (Note 3 ) 66,427
Directors' fees and expenses (Note 3 ) 96,954
Professional fees 44,265
Registration fees - Investor Class Shares 11,494
Registration fees - Institutional Class Shares 12,124
Printing and postage fees - Investor Class Shares 26,015
Printing and postage fees - Institutional Class Shares 17,302
Miscellaneous 41,680
Total Expenses 5,227,196
Expense Reimbursements - Institutional Class Shares (Note 3 )
(212,544)
Net Expenses
5,014,652
Net Investment Income
6,784,240
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments (37,002,031)
Net change in unrealized ap preciation on investments
(218,954,094)
Net realized and unrealized loss on investments
(255,956,125)
Net decrease in net assets from operations
$ (249,171,885)

Sound Shore Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements.
For the Six
Months Ended
June 30, 2020
(Unaudited)
For the Year
Ended December
31, 2019
Operations:
Net investment income $ 6,784,240 $ 17,603,767
Net realized gain (loss) on investments (37,002,031) 116,224,187
Net change in unrealized
appreciation (depreciation)
on investments (218,954,094) 225,693,749
Increase (decrease) in net assets from operations
(249,171,885) 359,521,703
Distributions to shareholders:
Investor Class Shares (3,577,242) (62,466,245)
Institutional Class Shares (3,071,625) (50,371,253)
Total dividends/ distributions to shareholders
(6,648,867) (112,837,498)
Net capital share transactions (Note 6 ):
Investor Class Shares (121,372,924) (226,850,567)
Institutional Class Shares (134,239,323) (149,111,682)
Total capital share transactions
(255,612,247) (375,962,249)
Total decrease
(511,432,999) (129,278,044)
NET ASSETS
Beginning of the period
1,537,882,400 1,667,160,444
End of the period
$ 1,026,449,401 $ 1,537,882,400

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2020
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”).
The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial
Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional
Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of
America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities, if any, at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation
system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser, as defined in Note 3, the prices or values available do not represent the fair value of the instrument.
Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020
the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of June 30, 2020:
At June 30, 2020 , all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding tax, which is accrued as applicable. Investment income, realized and
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 998,762,310 $ – $ – $ 998,762,310
Short-Term Investments 67,426,401 – – 67,426,401
Total Investments $ 1,066,188,711 $ – $ – $ 1,066,188,711

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020
unrealized gains and losses and certain Fund-level expenses are allocated to each class based on relative average daily net assets. Certain expenses are incurred at the class level and charged directly to that particular class. Class level expenses are denoted as such on the Fund’s Statement of Operations.
c. Dividends and Distributions to Shareholders
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per-share dividend rates are generally due to class-specific fee waivers and expenses. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Capital gains, if any, are distributed to shareholders at least annually. The Fund determines its net investment income and capital gains distributions in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a return of capital.
d. Federal Taxes
The Fund intends to qualify each year as a regulated investment company and to distribute substantially all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to federal taxation. Therefore, no federal income or excise tax provision is required. For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require the Fund to record a tax liability or would otherwise require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities
(i.e., generally, the last three tax year-ends 2017 – 2019, and the interim tax period since then).
3. Fees and Expenses
Investment Adviser
The Fund’s investment adviser is Sound Shore Management, Inc. (the “Adviser”). Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. Pursuant to an expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to reimburse all of the ordinary expenses of the Institutional Class, excluding advisory fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses and all litigation costs until at least May 1, 2021. This reimbursement is shown on the Statement of Operations as a reduction of expenses, and such amounts are not subject to future recoupment by the
Adviser.
Other Services
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services)
(“Apex”) provides certain administration and portfolio accounting services to the Fund. MUFG Union Bank, N.A. (“Union
Bank”) serves as custodian to the Fund.
Apex provides transfer agency services to the Fund.

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020
The Fund also has agreements with various financial intermediaries and “mutual fund supermarkets” under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries effectively provide subtransfer agent services that the Fund’s transfer agent would have otherwise had to provide. In recognition of this, the transfer agent, the Fund and the
Fund’s Adviser have entered into an agreement whereby the transfer agent agrees to pay financial intermediaries a portion of the amount denoted on the Statement of Operations as “Transfer agent fees and expenses — Investor Class Shares” that it receives from the Fund for its services as transfer agent for the Investor Class and the Adviser agrees to pay the excess, if any, charged by a financial intermediary for that class.
Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser,
Apex, Union Bank, or its affiliated companies. The Distributor receives no compensation from the Fund for its distribution services.
Pursuant to a Compliance Services Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer and Anti-Money Laundering Officer to the Fund as well as some additional compliance support functions. Under a Treasurer Services Agreement with the Fund, Foreside Management Services,
LLC (“FMS”), an affiliate of the Distributor, provides a Treasurer to the Fund. Neither the Distributor, FFOS, FMS, nor
their employees that serve as officers of the Fund, have any role in determining the investment policies of or securities to be purchased or sold by the Fund.
The Fund pays each director who is not an “interested person” of the Fund, as defined in Section 2(a)(19) of the Act
(“Independent Director”), quarterly fees of $5,000, plus $10,000 per quarterly in-person meeting, $4,000 per quarterly meeting attended telephonically, and $2,000 per special meeting attended in person or telephonically. In addition, the Chairman of the
Audit Committee receives a quarterly fee of $2,500.
Certain Officers and Directors of the Fund are officers, directors, or employees of the aforementioned companies.
4. Purchases and Sales of Securities
The cost of securities purchased and proceeds from sales of securities (excluding short-term investments) for the period ending
June 30, 2020, aggregated $558,864,139 and $780,958,511, respectively.
5. Federal Income Tax
Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation $ 195,807,253
Gross Unrealized Depreciation (32,021,766)
Net Unrealized Appreciation $ 163,785,48 7

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020
Distributions during the fiscal years
ended December 31, 2019 and December 31, 2018
were characterized for tax purposes as
follows:
Components of net assets on a federal income tax basis at December 31, 2019, were as follows:
At December 31, 2019, the Fund, for federal income tax purposes, had no capital loss carryforwards.
6. Capital Stock
Transactions in capital stock for the period ended June 30, 2020 and the year ended December 31, 2019, were as follows:
2019 2018
Ordinary Income $ 15,873,143 $ 23,066,133
Long-Term Capital Gain 96,964,355 109,462,546
Total Taxable Distributions $ 112,837,498 $ 132,528,679
Par Value + Paid-in Capital $ 1, 154 , 994 , 268
Undistributed Ordinary Income 133 , 899
Net Unrealized Appreciation 382 , 754 , 233
Net Assets $ 1 , 537 , 882 , 400
For the Period Ended June 30, 2020
Investor Class Institutional Class
Shares Amount Shares Amount
Sale of shares
490,936 $ 16,945,391 1,116,042 $ 38,480,913
Reinvestment of dividends
95,787 3,400,456 84,936 3,033,057
Redemption of shares
(4,043,438) (141,718,771) (4,741,170) (175,753,293)
Net decrease from capital transactions
(3,456,715) $ (121,372,924) (3,540,192) $ (134,239,323)
For the Year Ended December 31, 2019
Investor Class Institutional Class
Shares Amount Shares Amount
Sale of shares
944,830 $ 39,192,334 3,303,048 $ 136,323,258
Reinvestment of dividends
1,409,946 59,929,565 1,150,174 49,152,905
Redemption of shares
(7,758,564) (325,972,466) (7,818,521) (334,587,845)
Net decrease from capital transactions
(5,403,788) $ (226,850,567) (3,365,299) $ (149,111,682)

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Concluded)
June 30, 2020
7. Risks
As of June 30, 2020, the Fund invested a significant portion of its assets in securities in the Financials and Health Care sectors.
Investing a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.
8. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Sound Shore Fund, Inc.
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period
.
Six Months
Ended June
30, 2020
(unaudited)
For the Year Ended December 31,
2019 2018 2017 2016 2015
Investor Class Shares
Net Asset Value, Beginning of Period
$ 42.41 $ 37.03 $ 45.89 $ 44.17 $ 41.30 $ 48.79
Investment Operations
Net investment income (a) 0.19 0.40 0.50 0.51 0.45 0.39
Net realized and unrealized gain
(loss) on investments
(7.30) 8.20 (6.27) 6.63 5.57 (2.75)
Total from Investment Operations
(7.11) 8.60 (5.77) 7.14 6.02 (2.36)
Distributions from
Net investment income (0.21) (0.39) (0.51) (0.52) (0.46) (0.39)
Net realized gains
– (2.83) (2.58) (4.90) (2.69) (4.74)
Total Distributions
(0.21) (3.22) (3.09) (5.42) (3.15) (5.13)
Net Asset Value, End of Period
$ 35.09 $ 42.41 $ 37.03 $ 45.89 $ 44.17 $ 41.30
Total Return
(16.76)%(b) 23.26% (12.62)% 16.22% 14.63% (5.02)%
Ratios/Supplemental Data
Net Assets at End of Period (in
thousands) $584,976 $853,588 $945,244 $1,365,922 $1,464,566 $1,462,946
Ratios to Average Net Assets:
Expenses 0.92%(c) 0.91% 0.90% 0.90% 0.91% 0.93%
Net Investment Income 1.08%(c) 0.95% 1.10% 1.06% 1.05% 0.80%
Portfolio Turnover Rate (d) 49%(b) 46% 56% 44% 46% 39%(e)
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Amount excludes redemption in-kind of $30,223,998.

Sound Shore Fund, Inc.
FINANCIAL HIGHLIGHTS (Concluded)
These financial highlights reflect selected data for a share outstanding throughout each period
.
Six Months
Ended June
30, 2020
(unaudited)
For the Year Ended December 31,
2019 2018 2017 2016 2015
Institutional Class Shares
Net Asset Value, Beginning of Period
$ 42.65 $ 37.19 $ 46.06 $ 44.29 $ 41.38 $ 48.87
Investment Operations
Net investment income (a) 0.23 0.47 0.58 0.60 0.52 0.48
Net realized and unrealized gain
(loss) on investments
(7.35) 8.25 (6.32) 6.64 5.58 (2.75)
Total from Investment Operations
(7.12) 8.72 (5.74) 7.24 6.10 (2.27)
Distributions from
Net investment income (0.23) (0.43) (0.55) (0.57) (0.50) (0.48)
Net realized gains
– (2.83) (2.58) (4.90) (2.69) (4.74)
Total Distributions
(0.23) (3.26) (3.13) (5.47) (3.19) (5.22)
Net Asset Value, End of Period
$ 35.30 $ 42.65 $ 37.19 $ 46.06 $ 44.29 $ 41.38
Total Return
(16.70)%(b) 23.50% (12.50)% 16.40% 14.80% (4.84)%
Ratios/Supplemental Data
Net Assets at End of Period (in
thousands) $441,474 $684,295 $721,916 $765,297 $499,591 $450,442
Ratios to Average Net Assets:
Expenses (gross) (c) 0.83%(d) 0.82% 0.81% 0.81% 0.82% 0.83%
Expenses (net) 0.75%(d) 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income 1.24%(d) 1.12% 1.27% 1.25% 1.21% 0.98%
Portfolio Turnover Rate (e) 49%(b) 46% 56% 44% 46% 39%(f)
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f) Amount excludes redemption in-kind of $30,223,998.

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)
June 30, 2020
Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The following example is based on $1,000 invested at the beginning of the period and held for the entire period from January
1, 2020 through June 30, 2020.
Actual Expenses -
The Actual Return lines of the table below provide information about actual account values and actual expenses for each share class. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual Return line under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes -
The Hypothetical Return lines of the table below provide information about hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
January 1, 2020
Ending
Account Value
June 30, 2020
Expenses
Paid During
Period*
Investor Class Actual Return $ 1,000.00 $ 832.37 $ 4.19
Investor Class Hypothetical Return $ 1,000.00 $ 1,020.29 $ 4.62
Institutional Class Actual Return $ 1,000.00 $ 833.04 $ 3.42
Institutional Class Hypothetical Return $ 1,000.00 $ 1,021.13 $ 3.77
* Expenses are equal to the Investor Class' and Institutional Class' annualized expense ratios of 0.92% and 0.75% respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent one-half year period.

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2020
Investment Advisory Agreement Approval
On January 28, 2020, the Independent Directors and the full Board held a meeting and approved the continuance of the
Advisory Agreement. In reaching this determination, the Board considered information about the Adviser, the performance of the Fund and certain additional factors described below that it deemed relevant. The following summary details the materials and factors that the Board considered, among others, and the conclusions they reached, in approving the continuance of the
Advisory Agreement.
(1) The nature, extent and quality of services provided by the Adviser.
The Board considered the scope and quality of services provided by the Adviser, particularly the qualifications, capabilities and experience of the investment, operational, compliance, legal and other personnel who are responsible for providing services to the Fund. The Board also considered the fact that the Adviser pays the costs of all investment and management facilities necessary for the efficient conduct of its services as well as all distribution costs incurred on behalf of the Fund and all servicing costs to financial intermediaries beyond the 10 basis points borne by the Fund and reimbursed by the Fund’s transfer agent.
In addition, the Board considered that the Adviser manages the overall investment program of the Fund and that the Adviser keeps the Board informed of important developments affecting the Fund, both in connection with the Board’s annual review of the Advisory Agreement and at each Board meeting. The Board evaluated these factors based on its direct experience with the
Adviser, and in consultation with Counsel to the Fund and Counsel to the Independent Directors. The Board also considered the Adviser’s effectiveness in ensuring that the Fund is in compliance with its investment policies and restrictions and the requirements of the 1940 Act and related securities regulations. The Board further noted the Adviser’s efforts to oversee the
Fund’s other service providers, including those providing administrative, accounting and custodial services.
Based on these factors, as well as other factors discussed at the Meeting, the Board concluded that the nature, extent and quality of services provided by the Adviser have been and continue to be satisfactory.
(2) The performance of the Fund and the Adviser.
The Board’s analysis of the Fund’s performance included the discussion and review of the performance data of the Fund against securities benchmarks as well as against a group of comparable funds, based on, in part, information provided by an independent, third-party mutual fund data provider. The Board reviewed comparative performance over long-, intermediate-
and short-term periods. In reviewing performance, the Board placed greater emphasis on longer-term performance than on shorter-term performance, taking into account that over short periods of time underperformance may be transitory. The Board further took into account that performance returns over longer periods can be impacted dramatically by the end point date from which performance is measured. In this regard the Board noted that the Fund underperformed the S&P 500 Index for the one-, three-, five-, and 10-year periods ended December 31, 2019. The Board further noted that the Fund outperformed the S&P 500
Index for the 20-year period ended December 31, 2019, and that the Fund’s performance since its inception in 1985 continued

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2020
to compare favorably with the return of the S&P 500 Index. The Board also considered the performance of the Fund in the context of whether the Fund was meeting the expectations of the clients invested in the Fund.
The Board also considered the performance of the Fund against a comparative universe of similar funds as well as against similarly managed accounts, if applicable, managed by the Adviser. The Board noted that the Fund had underperformed the
Morningstar Large Cap Value peer group for the one-, three-, and five-year periods ended December 31, 2019, and had generally performed in line with that peer group for the 10-year period and outperformed the peer group for the 20-year period ended
December 31, 2019. The Board also noted that the Fund had generally performed in line with the Adviser’s composite for the one-, three-, five- and 10-year periods ended December 31, 2019. When reviewing performance against similarly managed accounts, the Board considered, among other things, differences in the nature of such accounts from a regulatory and tax perspective and differences in the investment mandate from that of the Fund.
The Board considered the Adviser’s view as to the reasons for the Fund’s recent underperformance, noting that the Adviser believed that such underperformance was transitory and was not reflective of any deficiencies in the team or the process. Based on these factors, as well as other factors discussed at the Meeting, the Board concluded that the performance of the Fund and the Adviser has been and continues to be satisfactory.
(3) The cost of the advisory services and the profits to the Adviser from the relationship with the Fund.
The Board’s consideration of the Fund’s advisory fee and expenses included, among other factors, a discussion and review of data concerning the current advisory fee and expense ratio of the Fund compared to a peer group of similar funds. The
Board noted that the Fund’s advisory fee and expense ratio were generally higher than those of a peer group of funds with assets between $1 billion and $3 billion. The Board considered, however, that the Fund’s advisory fee and expense ratio were in-line with a smaller universe of funds with fewer than 10 funds in their fund family having similar strategies. The Board also considered that the Institutional Class shares have a lower expense ratio than the Investor Class shares because the Adviser has capped expenses at 75 basis points to compete in the institutional market.
Additionally, the Board considered advisory fee data from the Adviser’s similarly managed accounts and considered the relevance of differences in the services provided to separate accounts as they relate to differences in the advisory fees charged in connection with management of the Fund.
The Board also considered the profitability of the Fund to the Adviser. In this regard, the Board noted that the Fund, with an advisory fee of 75 basis points and assets of approximately $1.5 billion, did not appear to generate “excessive” fees to the
Adviser. Based on this analysis, the Board concluded that the advisory fee for the Fund was fair and reasonable in light of the quality of services provided by the Adviser.
(4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)(Concluded)
June 30, 2020
In considering economies of scale, the Board noted that at its current relatively small size, there did not appear to be economies of scale applicable to the Fund at this time.
(5) Ancillary benefits and other factors.
In addition to the above factors, the Board also discussed other benefits received by the Adviser from the management of the
Fund, such as soft-dollar credits. The Board concluded that the advisory fee was reasonable in light of these fall-out benefits.
Conclusion
The Board, including all of the Independent Directors, concluded that the fees payable under the Advisory Agreement were fair and reasonable with respect to the services that the Adviser provides, in light of the factors described above that the
Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Counsel to the
Independent Directors in making this determination.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 551-1980 or by visiting the Fund’s website at http://www.soundshorefund.com. This information is also available on the Securities and Exchange Commission’s (“SEC”)
website at http://www.sec.gov under the name of the Sound Shore Fund.
The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available, without charge and upon request, by calling (800) 551-1980 or by visiting the Fund’s website at http://www.soundshorefund.com. This information is available on the SEC’s website at http://www.sec.gov under the name of the Sound Shore Fund.
Availability of Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. This information is available on the SEC’s website at http://www.sec.gov under the name of the Sound Shore
Fund.

Investment Adviser
Sound Shore Management, Inc.
Greenwich, Connecticut
Administrator
Apex Fund Services
Portland, Maine
Distributor
Foreside Fund Services, LLC
Portland, Maine
www.foreside.com
Transfer and Distribution Paying Agent
Apex Fund Services
Portland, Maine
Custodian
MUFG Union Bank, N.A.
San Francisco, California
Fund Counsel
Sullivan and Worcester LLP
New York, New York
Independent Registered
Public Accounting Firm
BBD, LLP
Philadelphia, Pennsylvania

Semi-Annual Report to
Shareholders
(Unaudited)
June 30, 2020
207-SAR-0620
This report is submitted for the general
information of the shareholders of the Fund. It
is not authorized for distribution to prospective
investors in the Fund unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
objectives and policies, experience of its
management, and other information.
SOUND SHORE FUND, INC.
Three Canal Plaza
Portland, ME 04101
http://www.soundshorefund.com
(800) 551-1980

Item 2. Code of Ethics.
Not applicable.

Item 3. Audit Committee Financial Expert.
Not applicable.

Item 4. Principal Accountant Fees and Services.
Not applicable.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments.
(a)	Included as part of the report to stockholders under Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13. Exhibits.
(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOUND SHORE FUND, INC.

By	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date	8/18/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date	8/18/2020

By	/s/ Charles S. Todd
Charles S. Todd, Treasurer

Date	8/18/2020